STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF ACCELERATED AND UNVESTED OPTIONS

Director/Officer	Number of Options
Ora Elharar Soffer (Chairperson, CEO)	47,128,400
Ilanit Halperin (Director, CFO)	18,851,360
Ilan Ben Ishay (Director)	18,851,360
Doron Birger (Director)	2,356,420
David Kretzmer (Director)	2,356,420

SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price ($)
Outstanding at December 31, 2020	46,762	0.0011
Granted	23,582,200	0.05
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	23,628,962	0.05
Granted	98,900,380	0.021
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2022	122,529,342	0.026
Number of options exercisable at December 31, 2022	30,884,971	0.043

SCHEDULE OF STOCK OPTIONS OUTSTANDING

The stock options outstanding as of December 31, 2022, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
$	As of December 31, 2022
0.0011	46,762	4.00	46,762
0.02	42,415,560	2.61	3,534,630
0.022	47,128,400	2.61	3,927,367
0.05	32,938,620	4.01	23,376,212
	122,529,342	2.53	30,884,971

SCHEDULE OF STOCK OPTIONS VALUATED METHOD

In determining the fair value of the options granted, the Company used the Black-Scholes option valuation method, with the following assumptions:

	2022	2021
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.07% - 3.20%	1.29%
Expected term (years)	5-7	5
Volatility	164.84% - 174.46%	152.1%
Share price (U.S. dollars)	0.015 - 0.020	0.025
Exercise price (U.S. dollars)	0.022 – 0.05	0.05
Estimated total fair value of options granted (U.S. dollars thousands)	1,837	519